Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,250,753.02
Previously Paid Amount	0.00
Total Fee Amount	3,625.24
Total Offset Amount	0.00
Net Fee	$ 3,625.24
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A